Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Voyage revenues	$ 96,619	$ 96,477	$ 193,726	$ 195,817
Voyage expenses	1,224	242	1,615	585
Vessel operating expenses	24,814	22,177	50,130	44,564
Depreciation and amortization	25,156	24,796	49,299	49,553
General and administrative	4,744	4,433	10,213	9,693
Income from vessel operations	40,681	44,829	82,469	91,422
Operating Segments [Member] | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	68,270	67,603	136,300	138,336
Voyage expenses	407	30	407	66
Vessel operating expenses	13,683	11,774	27,676	23,553
Depreciation and amortization	18,329	17,309	35,619	34,547
General and administrative	3,233	3,043	6,917	6,602
Income from vessel operations	32,618	35,447	65,681	73,568
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	28,349	28,874	57,426	57,481
Voyage expenses	817	212	1,208	519
Vessel operating expenses	11,131	10,403	22,454	21,011
Depreciation and amortization	6,827	7,487	13,680	15,006
General and administrative	1,511	1,390	3,296	3,091
Income from vessel operations	$ 8,063	$ 9,382	$ 16,788	$ 17,854